Unit Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Non-management directors [Member]	Mar. 31, 2013 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted		8,307	63,309
Common units aggregate value, granted		$ 300,000	$ 1,800,000
Vesting period from grant date			3 years
Unit based compensation expense	$ 946,000